Revenues (Details 3) ₪ in Thousands	12 Months Ended
	Dec. 31, 2018 ILS (₪)
Revenues [Abstract]
Beginning balance
Contract liability recognized due to LB agreement	7,346
Revenue recognized during the period	(37)
End Balance	7,309	[1]
Contract liability presented in current liabilities	3,636
Contract liability presented in non-current liabilities	₪ 3,673	[2]

[1]	Represents the unfulfilled performance obligation related to First BioInk.
[2]	As of December 31, 2018, non-current contract liabilities are estimated to be recognized in 2020.